7. Note Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Repayment of note payable	$ 96,801	$ 7,041
Note Payable 1 [Member]
Debt issuance date	Sep. 28, 2015
Debt face amount	$ 150,000
Repayment of note payable	$ 150,000
Debt interest rate	10.00%
Note payable balance	$ 0
Note Payable 2 [Member]
Debt issuance date	Apr. 01, 2016
Debt face amount	$ 25,000
Debt maturity date	Jun. 30, 2019
Debt interest rate	6.00%
Accrued interest	$ 4,130	2,630
Note Payable 3 [Member]
Debt issuance date	Apr. 07, 2016
Debt face amount	$ 75,000
Debt maturity date	Sep. 30, 2018
Note payable balance	$ 0	20,000
Note Payable 4 [Member]
Debt issuance date	Dec. 20, 2017
Debt face amount	$ 10,000
Note payable balance	$ 10,000	$ 10,000
Note Payable 5 [Member]
Debt issuance date	Apr. 13, 2018
Debt face amount	$ 150,000
Debt interest rate	15.00%